UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5696
                                   ---------------------------

                             AXP Global Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                         --------

Date of reporting period:   7/31
                          --------

                            AXP(R) GLOBAL BOND FUND

                           A FEEDER FUND INVESTING IN

                             WORLD INCOME PORTFOLIO

                      PORTFOLIO HOLDINGS AT JULY 31, 2005

Investments in Securities

World Income Portfolio

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.3%)(c)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Australia (1.8%)
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75%              $100,000                 $111,000
Commonwealth Bank of Australia
  (European Monetary Unit)
   11-12-09               3.38                570,000                  707,773
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00              8,000,000                6,430,987
Telstra
   04-01-12               6.38                500,000                  541,916
Western Australian Treasury
  (Australian Dollar)
   10-16-06               5.50              3,050,000                2,313,823
Total                                                               10,105,499

Austria (1.1%)
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50              4,500,000                6,105,336

Belgium (1.9%)
Kingdom of Belgium
  (European Monetary Unit)
   03-28-10               3.00              8,690,000               10,698,150

Brazil (0.2%)
Federal Republic of Brazil
   01-15-18               8.00              1,129,000                1,151,580

Canada (2.1%)
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06               5.53              3,220,000                2,688,183
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90                380,000(d)               324,253

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Canada (cont.)
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75%               $40,000                  $43,250
Domtar
   12-01-13               5.38                 70,000                   63,588
Norampac
  Sr Nts
   06-01-13               6.75                 30,000                   30,600
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38              6,400,000                5,905,162
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90              3,300,000                2,744,940
Sun Media
   02-15-13               7.63                200,000                  210,500
Utilicorp Canada Finance
   06-15-11               7.75                140,000                  147,000
Videotron Ltee
   01-15-14               6.88                 95,000                   97,138
Total                                                               12,254,614

Denmark (0.7%)
Realkredit Danmark
  (Danish Krone)
   01-01-08               4.00             23,900,000                4,026,746

Finland (2.1%)
Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00              9,400,000               11,978,522

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

France (6.4%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07               4.25%               510,000                 $641,695
France Telecom
   03-01-06               7.20                550,000                  559,771
Govt of France
  (European Monetary Unit)
   04-25-12               5.00              9,375,000               12,804,177
   04-25-13               4.00              9,460,000               12,201,948
   10-25-16               5.00              7,580,000               10,601,890
Total                                                               36,809,481

Germany (10.8%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00              2,030,000(d)             2,679,428
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40            301,000,000                2,753,712
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-13               3.75             13,240,000               16,805,103
   07-04-27               6.50              7,380,000               12,698,082
   07-04-28               4.75              1,970,000                2,759,554
   07-04-34               4.75              4,640,000                6,619,194
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75              7,105,000                8,633,171
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50              2,200,000                2,981,977
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25                500,000                  642,837
Kabel Deutschland
  07-01-14               10.63                 40,000(d)                44,200

See accompanying notes to investments in securities.
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1 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Germany (cont.)
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07               5.00%             2,130,000               $2,698,012
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10               5.75              2,200,000                3,034,433
Total                                                               62,349,703

Greece (4.0%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75              7,600,000                9,259,053
   04-19-07               4.65              5,875,000                7,402,491
   10-22-22               5.90              4,200,000                6,405,866
Total                                                               23,067,410

Italy (4.7%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   03-01-07               4.50              7,480,000                9,388,743
   10-15-07               5.00              8,700,000               11,152,107
   11-01-26               7.25              3,486,283                6,270,194
Total                                                               26,811,044

Japan (8.0%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40            650,000,000                5,991,087
Govt of Japan
  (Japanese Yen)
   12-21-09               1.70          2,606,000,000               24,460,142
   03-22-10               1.70            320,000,000                3,006,728
   06-20-12               1.40            700,000,000                6,461,415
   12-20-12               1.00            396,000,000                3,542,236
   12-20-14               1.30            247,000,000                2,208,087
   12-20-34               2.40             61,000,000                  544,689
Total                                                               46,214,384

Luxembourg (0.5%)
Telecom Italia Capital
   09-30-34               6.00              2,690,000(d)             2,729,231

Malaysia (0.3%)
Petronas Capital
   05-22-12               7.00              1,500,000(d)             1,682,621

Mexico (0.7%)
Govt of Mexico
  (Mexican Peso)
   12-24-09               9.00             16,000,000                1,497,140
Pemex Project Funding Master Trust
   12-15-15               5.75              1,360,000(d)             1,333,480
United Mexican States
   09-27-34               6.75                727,000                  766,258
  (Japanese Yen)
   06-06-06               6.75             62,000,000                  581,488
Total                                                                4,178,366

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Netherlands (3.0%)
Bank Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38%             1,100,000               $2,041,217
Govt of Netherlands
  (European Monetary Unit)
   01-15-08               2.50              9,450,000               11,493,495
   07-15-12               5.00              2,680,000                3,658,527
Total                                                               17,193,239

New Zealand (1.1%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00              8,800,000                6,134,562

Norway (1.1%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00             36,800,000                6,481,249

Poland (1.1%)
Republic of Poland
  (Polish Zloty)
   03-24-10               5.75             21,190,000                6,520,318

South Africa (0.3%)
Republic of South Africa
  (South African Rand)
   08-31-10              13.00              9,837,500                1,833,365

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98             70,000,000                  629,214

Spain (4.4%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50              2,800,000                3,498,379
Govt of Spain
  (European Monetary Unit)
   07-30-09               5.15             11,800,000               15,693,017
   07-30-10               3.25              4,940,000                6,151,060
Total                                                               25,342,456

Supra-National (1.0%)
European Investment Bank
  (British Pound)
   12-07-11               5.50              3,000,000                5,553,088

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50             18,175,000                2,372,219
   08-15-07               8.00              4,800,000                  691,463
Total                                                                3,063,682

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United Kingdom (4.3%)
BT Group
   12-15-10               8.38%              $550,000                 $642,688
Greater Beijing First Expressways
  Sr Nts
   06-15-07               9.50              8,750,000(b,g,i)                --
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09               3.50              2,000,000                2,499,742
United Kingdom Treasury
  (British Pound)
   03-07-12               5.00              6,270,000               11,486,298
   09-07-14               5.00              5,505,000               10,177,745
Total                                                               24,806,473

United States (33.2%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.56              3,845,295(d,e)           3,840,759
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85                250,000(d,k)             250,077
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                500,000(d,k)             488,016
Airgas
   10-01-11               9.13                195,000                  211,087
Allied Waste North America
  Secured
   04-15-11               6.38                 25,000                   24,469
  Series B
   04-01-08               8.88                 50,000                   52,750
  Sr Nts
   03-15-15               7.25                 30,000(d)                29,550
AmeriCredit Automobile Receivables Trust
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                800,000(k)               786,625
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              2,000,000(k)             1,984,687
ANR Pipeline
   03-15-10               8.88                 45,000                   49,103
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              1,250,000(d,k)           1,227,148
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              3,630,000(d)             3,628,584
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               4.88                750,000(f)               760,251
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               3.74              1,500,000(d,e,f)         1,500,242
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89                852,389(f)               857,771
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                 26,000                   29,380

See accompanying notes to investments in securities.

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2 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00%              $615,834(f)              $597,390
  Series 2004-PWR6 Cl A6
   11-11-41               4.83              1,075,000(f)             1,065,594
  Series 2004-T16 Cl A3
   02-13-46               4.03                600,000(f)               585,190
  Series 2005-PWR8 Cl A1
   06-11-41               4.21              1,582,513(f)             1,569,457
Boise Cascade
   10-15-14               7.13                 50,000                   49,125
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                 35,000                   37,450
   04-15-14               6.75                 90,000                   93,038
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                575,000                  628,656
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              1,902,165(d,f)           1,889,996
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84                700,000                  679,130
  Series 2005-1 Cl A4
   07-15-09               4.05              1,450,000                1,452,204
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              1,000,000                  991,330
Cardinal Health
   06-15-15               4.00              1,450,000                1,319,045
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                500,000                  498,030
Chesapeake Energy
   01-15-15               7.75                115,000                  124,200
  Sr Nts
   06-15-14               7.50                 30,000                   32,475
   08-15-14               7.00                 65,000                   69,144
   01-15-16               6.88                 20,000                   20,750
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88              2,600,000                3,295,610
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              2,582,389(d,f)           2,554,889
CMS Energy
  Sr Nts
   01-15-09               7.50                140,000                  147,350
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 35,000(d)                34,606
Comcast Cable Communications Holdings
   03-15-13               8.38                106,000                  127,423
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                 40,000                   40,550
Compass Minerals Group
   08-15-11              10.00                100,000                  109,500

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Cott Beverages
   12-15-11               8.00%              $150,000                 $159,000
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              1,399,006(f)             1,454,320
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49              1,156,725(f)             1,148,703
  Series 2004-C1 Cl A2
   01-15-37               3.52                250,000(f)               242,306
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63                670,000                  847,009
DaVita
  Sr Nts
   03-15-13               6.63                 40,000(d)                41,300
Del Monte
  Sr Sub Nts
   12-15-12               8.63                 30,000                   32,925
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                205,000                  223,450
DIRECTV Holdings LLC/Finance
  Sr Nts
   06-15-15               6.38                170,000(d)               169,575
DR Horton
  Sr Nts
   02-15-15               5.25                615,000                  595,548
Echostar DBS
   10-01-14               6.63                 30,000                   29,775
  Sr Nts
   10-01-08               5.75                 60,000                   59,550
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                185,000                  194,751
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                 35,000                   35,000
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                110,000                  110,000
ERAC USA Finance
   05-01-15               5.60              1,700,000(d)             1,719,096
Federal Home Loan Mtge Corp
   07-12-10               4.13              6,816,000                6,727,760
  (European Monetary Unit)
   02-15-07               4.63              3,730,000                4,681,083
Federal Home Loan Mtge Corp #A11799
   08-01-33               6.50                298,257(f)               308,523
Federal Home Loan Mtge Corp #A15881
   11-01-33               5.00              1,430,757(f)             1,412,140
Federal Home Loan Mtge Corp #E91486
   09-01-17               6.50                493,110(f)               511,445
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00                871,510(f)               875,210
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00              2,129,584(f)             2,195,020
Federal Natl Mtge Assn #360800
   01-01-09               5.74              1,184,195(f)             1,221,993

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Federal Natl Mtge Assn #386599
   11-01-10               4.47%              $363,464(f)              $359,895
Federal Natl Mtge Assn #545874
   08-01-32               6.50                370,879(f)               385,271
Federal Natl Mtge Assn #555316
   02-01-13               4.87              1,331,027(f)             1,338,935
Federal Natl Mtge Assn #555734
   07-01-23               5.00              1,172,240(f)             1,164,996
Federal Natl Mtge Assn #555740
   08-01-18               4.50              1,946,218(f)             1,916,949
Federal Natl Mtge Assn #575487
   04-01-17               6.50              1,050,484(f)             1,094,918
Federal Natl Mtge Assn #621581
   12-01-31               6.50                402,795(f)               419,791
Federal Natl Mtge Assn #633966
   03-01-17               6.00                285,516(f)               295,047
Federal Natl Mtge Assn #634749
   03-01-17               5.50              1,077,804(f)             1,102,378
Federal Natl Mtge Assn #640996
   05-01-32               7.50                718,422(f)               765,747
Federal Natl Mtge Assn #643381
   06-01-17               6.00                736,314(f)               760,893
Federal Natl Mtge Assn #645053
   05-01-32               7.00              1,315,839(f)             1,384,659
Federal Natl Mtge Assn #646147
   06-01-32               7.00                590,069(f)               624,283
Federal Natl Mtge Assn #652284
   08-01-32               6.50                573,132(f)               593,518
Federal Natl Mtge Assn #653145
   07-01-17               6.00                401,998(f)               416,803
Federal Natl Mtge Assn #653730
   09-01-32               6.50                353,025(f)               366,869
Federal Natl Mtge Assn #655589
   08-01-32               6.50              2,182,228(f)             2,277,180
Federal Natl Mtge Assn #666424
   08-01-32               6.50                395,287(f)               409,347
Federal Natl Mtge Assn #670461
   11-01-32               7.50                864,178(f)               921,103
Federal Natl Mtge Assn #684595
   03-01-33               6.00              2,443,296(f)             2,497,303
Federal Natl Mtge Assn #688034
   03-01-33               5.50                726,845(f)               733,989
Federal Natl Mtge Assn #688691
   03-01-33               5.50              1,434,033(f)             1,442,356
Federal Natl Mtge Assn #703818
   05-01-33               6.00                670,497(f)               686,420
Federal Natl Mtge Assn #711503
   06-01-33               5.50              1,569,132(f)             1,584,245
Federal Natl Mtge Assn #735029
   09-01-13               5.28                871,352(f)               895,583
Federal Natl Mtge Assn #741850
   09-01-33               5.50              2,619,249(f)             2,634,452
Federal Natl Mtge Assn #753507
   12-01-18               5.00              3,844,672(f)             3,857,690
Federal Natl Mtge Assn #755498
   11-01-18               5.50              1,868,272(f)             1,908,602
Federal Natl Mtge Assn #756788
   11-01-33               6.50                717,229(f)               748,952

See accompanying notes to investments in securities.

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3 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13%              $170,000(d)              $170,850
Ford Motor
   10-01-28               6.63                485,000                  378,615
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13                500,000                  635,908
  (New Zealand Dollar)
   02-04-10               6.63              3,530,000                2,407,744
General Electric Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                852,448(f)               870,553
Genworth Financial
  (Japanese Yen)
   06-20-11               1.60            130,000,000                1,171,335
Georgia Gulf
  Sr Nts
   12-15-13               7.13                 55,000                   57,613
GMAC
   03-02-11               7.25                625,000                  611,388
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55              1,050,000(f)             1,033,804
  Series 2005-C1 Cl A1
   05-10-43               4.21                841,721(f)               832,523
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32               0.00              1,730,348(f,h)             209,438
Govt Natl Mtge Assn #604708
   10-15-33               5.50              1,477,443(f)             1,496,827
Grant Prideco
   08-15-15               6.13                 15,000(d)                15,300
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76              1,100,000(f)             1,100,589
  Series 2005-GG3 Cl A1
   08-10-42               3.92                696,421(f)               688,726
GS Mtge Securities
  Series 2005-GG4 Cl A1
   07-10-39               4.37              1,343,345(f)             1,333,097
HCA
  Sr Nts
   03-15-14               5.75                100,000                   98,369
Hilton Hotels
   12-01-12               7.63                200,000                  228,748
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                700,000                  691,985
ING Security Life Institutional Funding
   01-15-10               4.25              1,440,000(d)             1,415,127
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38                505,000                  630,148
INVISTA
   05-01-12               9.25                 50,000(d)                55,063

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
IPALCO Enterprises
  Secured
   11-14-08               8.38%              $250,000                 $270,625
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                795,289(f)               788,938
  Series 2003-LN1 Cl A1
   10-15-37               4.13                456,840(f)               446,088
  Series 2003-ML1A Cl A1
   03-12-39               3.97                414,459(f)               404,118
  Series 2004-CBX Cl A5
   01-12-37               4.65                900,000(f)               890,514
  Series 2005-CB11 Cl A3
   08-12-37               5.20              1,000,000(f)             1,020,780
KB Home
   01-15-15               5.88                105,000                  104,703
Key Energy Services
  Series C
   03-01-08               8.38                130,000                  134,550
L-3 Communications
   06-15-12               7.63                250,000                  267,500
  Sr Sub Nts
   10-15-15               6.38                100,000(d)               101,250
Lamar Media
   01-01-13               7.25                100,000                  106,250
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27               4.83              1,000,000(f)             1,000,170
  Series 2004-C2 Cl A3
   03-15-29               3.97                750,000(f)               714,503
  Series 2004-C4 Cl A3
   06-15-29               5.16                700,000(e,f)             715,028
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,100,000(f)             1,077,901
  Series 2004-C6 Cl A4
   08-15-29               4.58                275,000(f)               272,734
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,000,000(f)               972,580
  Series 2004-C8 Cl A2
   12-15-29               4.20              1,300,000(f)             1,275,729
  Series 2005-C3 Cl A1
   07-15-30               4.39                888,315(f)               885,588
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                750,000(k)               741,428
MacDermid
   07-15-11               9.13                 35,000                   37,800
Meritage Homes
   03-15-15               6.25                 35,000                   33,775
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22              1,137,630(f)             1,127,279
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               3.82                450,000(e)               450,428
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50                780,000(d)               773,577

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
MGM MIRAGE
   10-01-09               6.00%               $45,000                  $45,113
  Sr Nts
   02-27-14               5.88                 50,000                   48,625
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                 45,000                   45,619
  Sr Sub Nts
   04-01-12               8.00                 75,000                   80,156
Moog
  Sr Sub Nts
   01-15-15               6.25                 15,000                   15,150
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                750,000(f)               739,470
Morgan Stanley Group
  (European Monetary Unit)
   03-16-06               5.25              2,125,000                2,622,208
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                 35,000                   38,150
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                340,000                  371,450
Nextel Communications
  Sr Nts
   10-31-13               6.88                185,000                  197,488
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                500,000                  492,441
  Series 2005-A Cl A3
   10-15-08               3.54              1,100,000                1,087,295
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                 40,000                   41,800
NorthWestern Energy
  Secured
   11-01-14               5.88                 15,000(d)                15,450
Offshore Logistics
   06-15-13               6.13                 15,000                   14,550
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99              2,916,666                3,054,041
Owens-Illinois Glass Container
   05-15-11               7.75                100,000                  106,000
Peabody Energy
  Series B
   03-15-13               6.88                175,000                  185,500
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                 60,000                   64,800
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                615,000                  608,231
Potomac Edison
  1st Mtge
   11-15-14               5.35                105,000(d)               107,022

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Pricoa Global Funding I
   01-15-10               4.20%            $1,835,000(d)            $1,800,080
   06-25-12               4.63              3,550,000(d)             3,499,775
Pride Intl
  Sr Nts
   07-15-14               7.38                 30,000                   32,925
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                871,825(f)               844,342
Qwest
   03-15-12               8.88                200,000                  219,000
  Sr Nts
   06-15-15               7.63                720,000(d)               743,400
Residential Capital
   06-30-10               6.38                 90,000(d)                91,492
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                100,000                  102,500
Simon Property Group LP
   06-15-15               5.10              1,810,000(d)             1,776,044
Southern Star Central
  Secured
   08-01-10               8.50                 50,000                   54,250
Sprint Capital
   11-15-28               6.88              1,500,000                1,695,237
Starwood Hotels & Resorts
   11-15-15               7.38                 70,000                   77,700
Station Casinos
  Sr Nts
   04-01-12               6.00                100,000                  101,000
SunGard
   01-15-14               4.88                 70,000                   61,250
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                140,000                  144,900
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75            297,000,000                2,672,920
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                175,000                  191,188

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05%            $1,700,000(k)            $1,689,579
Triad Hospitals
  Sr Nts
   05-15-12               7.00                140,000                  146,300
U.S. Treasury
   02-15-08               3.38              3,640,000                3,580,992
   06-15-10               3.63                385,000                  376,518
   07-15-10               3.88                950,000                  939,387
   02-15-15               4.00                880,000                  859,822
   05-15-15               4.13              1,350,000                1,332,914
   08-15-23               6.25              6,735,000(j)             8,121,197
   02-15-26               6.00              4,100,000(j)             4,882,202
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              5,720,000(l)             5,694,201
United Auto Group
   03-15-12               9.63                 70,000                   75,425
United Rentals North America
   02-15-12               6.50                 95,000                   92,388
Verizon Pennsylvania
  Series A
   11-15-11               5.65              7,400,000(j)             7,641,535
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35               3.89              1,250,000(f)             1,220,737
  Series 2005-C16 Cl A3
   10-15-41               4.62              1,250,000(f)             1,236,494
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65              1,590,000(j)             1,647,288
WCI Communities
   03-15-15               6.63                 85,000                   79,050
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              2,530,000                2,746,189
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              1,500,000                1,483,230
Total                                                              190,997,883

Total Bonds
(Cost: $530,062,259)                                              $548,718,216

Short-Term Securities (2.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (1.7%)
Federal Natl Mtge Assn Disc Nt
   09-07-05               3.26%           $10,000,000               $9,963,889

Commercial Paper (0.7%)
CAFCO LLC
   08-01-05               3.30              4,100,000(m)             4,098,873

Total Short-Term Securities
(Cost: $14,064,040)                                                $14,062,762

Total Investments in Securities
(Cost: $544,126,299)(n)                                           $562,780,978

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $36,731,481 or 6.4% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------
5 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

(g)   Negligible market value.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2005.

(i)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                                  Acquisition               Cost
                                                   dates
      Greater Beijing First Expressways
         9.50% Sr Nts 2007                06-12-97 thru 09-16-98      $118,924

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contract
      Euro-bund, Sept. 2005, 10-year                               $ 4,800,000

                                 Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                         5,800,000
      U.S. Treasury Note, Sept. 2005, 10-year                       23,300,000

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --    Ambac Assurance Corporation
      FGIC     --    Financial Guaranty Insurance Company
      FSA      --    Financial Security Assurance
      MBIA     --    MBIA Insurance Corporation

(l) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $4,098,873 or 0.7% of net assets.

(n) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $544,126,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $25,157,000
      Unrealized depreciation                                       (6,502,000)
                                                                    ----------
      Net unrealized appreciation                                  $18,655,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

                                                              S-6309-80 D (9/05)

                          AXP(R) GLOBAL TECHNOLOGY FUND

                           A FEEDER FUND INVESTING IN

                          WORLD TECHNOLOGIES PORTFOLIO

                       PORTFOLIO HOLDINGS AT JULY 31, 2005

Investments in Securities

World Technologies Portfolio

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.9%)
Issuer                                         Shares               Value(a)

Communications Equipment (6.7%)
Cisco Systems                                 373,501(b)           $7,152,543
Corning                                       193,450(b)            3,685,223
QUALCOMM                                       39,640               1,565,384
Total                                                              12,403,150

Computers & Peripherals (11.7%)
Brocade Communications
  Systems                                     339,699(b)            1,521,852
Dell                                          246,500(b)            9,975,855
EMC                                           381,122(b)            5,217,560
Hewlett-Packard                               148,150               3,647,453
Seagate Technology                             75,535(b,c)          1,463,113
Total                                                              21,825,833

Diversified Telecommunication Services (7.0%)
ALLTEL                                         30,210               2,008,965
Cogent Communication                          203,500(b,d)          1,475,375
MCI                                            49,600               1,265,792
Qwest Communications Intl                     150,800(b)              576,056
SBC Communications                             95,870               2,344,022
Sprint                                        202,815               5,455,723
Total                                                              13,125,933

Electronic Equipment & Instruments (1.8%)
Flextronics Intl                              172,670(b,c)          2,337,952
Spatialight                                   170,900(b,d)          1,040,781
Total                                                               3,378,733

Internet & Catalog Retail (1.1%)
eBay                                           49,500(b)            2,068,110

Internet Software & Services (8.2%)
Google Cl A                                    14,852(b)            4,273,812
iVillage                                      241,230(b)            1,326,765
MatrixOne                                     230,308(b)            1,137,722
VeriSign                                       97,804(b)            2,573,223
Yahoo!                                        177,800(b)            5,927,851
Total                                                              15,239,373

Common Stocks (continued)
Issuer                                         Shares               Value(a)

IT Services (7.2%)
Affiliated Computer
  Services Cl A                                42,800(b)           $2,138,716
Cognizant Technology
  Solutions Cl A                               51,670(b)            2,535,964
Ness Technologies                             278,810(b,c)          2,788,100
Paychex                                        80,150               2,798,036
Satyam Computer Services ADR                   84,200(c)            2,406,436
Telvent GIT                                    60,000(b,c)            649,740
Total                                                              13,316,992

Media (0.7%)
Comcast Cl A                                   41,900(b)            1,287,587

Semiconductors & Semiconductor Equipment (31.8%)
Amkor Technology                              208,200(b)              970,212
Analog Devices                                 89,900               3,524,080
ASML Holding                                   88,500(b,c)          1,557,600
ATI Technologies                              147,150(b,c)          1,852,619
Broadcom Cl A                                 162,636(b)            6,955,942
Credence Systems                              394,500(b)            4,296,105
Cypress Semiconductor                         204,100(b)            2,930,876
Freescale Semiconductor Cl A                  139,668(b)            3,564,327
Genesis Microchip                              93,105(b)            2,312,728
Intel                                         235,450               6,390,113
Marvell Technology Group                       70,700(b,c)          3,088,883
Maxim Integrated Products                      91,200               3,818,544
MEMC Electronic Materials                     197,555(b)            3,356,459
Samsung Electronics                            14,150(c)            7,756,004
Taiwan Semiconductor
  Mfg ADR                                     225,539(c)            1,937,380
Texas Instruments                             154,300               4,900,568
Total                                                              59,212,440

Software (15.9%)
Electronic Arts                                22,033(b)            1,269,101
Hyperion Solutions                             78,349(b)            3,687,104
i2 Technologies                                63,220(b,d)          1,354,805
Macromedia                                     59,200(b)            2,376,880
Microsoft                                     256,330               6,564,610
Novell                                        228,270(b)            1,387,882
Open Solutions                                 64,100(b)            1,535,836

Common Stocks (continued)
Issuer                                         Shares               Value(a)

Software (cont.)
OPNET Technologies                            100,000(b)             $785,000
Oracle                                        105,075(b)            1,426,919
Siebel Systems                                201,650               1,693,860
Symantec                                      263,815(b)            5,796,015
TIBCO Software                                233,495(b)            1,795,577
Total                                                              29,673,589

Specialty Retail (1.2%)
Circuit City Stores                           117,550               2,145,288

Telecom Equipment & Services (1.8%)
Nokia ADR                                     210,285(c)            3,354,046

Wireless Telecommunication Services (1.8%)
Vodafone Group ADR                            130,975(c)            3,383,084

Total Common Stocks
(Cost: $158,358,074)                                             $180,414,158

Other (--%)
Issuer                                         Shares               Value(a)

UBI Soft Entertainment
   Warrants                                     5,712(b,c,g)          $87,597

Total Other
(Cost: $19,674)                                                       $87,597

Short-Term Security (4.1%)(e)
Issuer                 Effective               Amount               Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
CHARTA LLC
   08-01-05               3.30%            $7,600,000(f)           $7,597,910

Total Short-Term Security
(Cost: $7,598,607)                                                 $7,597,910

Total Investments in Securities
(Cost: $165,976,355)(h)                                          $188,099,665

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2005, the value of foreign securities represented 17.5% of net assets.

(d)   At July 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 3.1% of net assets is the Portfolio's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $7,597,910 or 4.1% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                         Acquisition                      Cost
                                          dates

      UBI Soft Entertainment
         Warrants                       12-02-03                      $19,674

(h) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $165,976,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $25,527,000
      Unrealized depreciation                                      (3,403,000)
                                                                   ----------
      Net unrealized appreciation                                 $22,124,000
                                                                  -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
2 -- AXP GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

                                                              S-6395-80 D (9/05)

                    AXP(R) THREADNEEDLE EMERGING MARKETS FUND

                           A FEEDER FUND INVESTING IN

                           EMERGING MARKETS PORTFOLIO

                       PORTFOLIO HOLDINGS AT JULY 31, 2005

Investments in Securities

Emerging Markets Portfolio

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (94.3%)(c)
Issuer                                           Shares               Value(a)

Argentina (0.9%)

Real Estate
IRSA Inversiones y
  Representaciones GDR                        293,854(b)            $3,605,589

Brazil (7.4%)

Chemicals (0.8%)
Braskem ADR                                   168,318(b)             3,198,042

Metals & Mining (3.4%)
Cia Vale do Rio Doce ADR                      422,999(b)            11,780,523
Companhia Siderurgica
  Nacional ADR                                103,711                1,937,321
Total                                                               13,717,844

Oil & Gas (2.1%)
Petroleo Brasileiro ADR                       177,052                8,094,817

Specialty Retail (1.1%)
Lojas Renner                                  220,662(b)             4,267,555

China (5.7%)

Diversified Telecommunication Services (1.0%)
China Telecom Cl H                         10,434,000                4,012,478

Insurance (1.3%)
China Life Insurance Cl H                   6,704,000(b)             4,987,222

Oil & Gas (3.4%)
CNOOC                                      12,285,000                8,537,542
PetroChina Cl H                             5,344,000                4,770,768
Total                                                               13,308,310

Common Stocks (continued)
Issuer                                           Shares               Value(a)

Czechoslovakia Federated  Republic (1.5%)

Pharmaceuticals
Zentiva                                       157,349               $5,728,918

Egypt (1.4%)

Commercial Banks (0.5%)
Commercial Intl Bank                          214,518                1,781,206

Wireless Telecommunication Services (0.9%)
Orascom Telecom GDR                            76,332(d)             3,711,262

Hong Kong (3.0%)

Specialty Retail
Esprit Holdings                               587,000                4,362,978
Giordano Intl                               7,400,000                5,521,464
Sa Sa Intl Holdings                         3,814,000                1,948,618
Total                                                               11,833,060

Hungary (2.9%)

Commercial Banks (1.4%)
OTP Bank                                      142,659                5,361,622

Pharmaceuticals (1.5%)
Gedeon Richter                                 37,867                5,992,484

Common Stocks (continued)
Issuer                                           Shares               Value(a)

India (6.8%)

Commercial Banks (1.9%)
ICICI Bank ADR                                158,546               $4,187,199
State Bank of India GDR                        71,812(d)             3,360,802
Total                                                                7,548,001

Construction Materials (0.5%)
Grasim Inds GDR                                72,780(d)             1,968,699

IT Services (1.6%)
Infosys Technologies                          124,020                6,469,334

Oil & Gas (1.1%)
Oil & Natural Gas                             208,293                4,496,206

Tobacco (1.1%)
ITC                                           108,721                4,191,625

Wireless Telecommunication Services (0.6%)
Bharti Tele-Ventures                          340,144(b)             2,212,482

Indonesia (1.1%)

Commercial Banks
Bank Rakyat Indonesia                      13,086,500                4,261,087

Israel (3.1%)

Chemicals (1.0%)
Makhteshin-Agan Inds                          666,380                3,780,124

Electronic Equipment & Instruments (1.1%)
Lipman Electronic Engineering                 131,618                4,264,423

Pharmaceuticals (1.0%)
Teva Pharmaceutical
  Inds ADR                                    127,163                3,992,918

See accompanying notes to investments in securities.

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Common Stocks (continued)
Issuer                                           Shares               Value(a)

Mexico (10.9%)

Beverages (1.7%)
Grupo Modelo Series C                       2,062,500               $6,812,694

Commercial Banks (1.0%)
Grupo Financiero Banorte Cl O                 472,513                4,010,985

Food & Staples Retailing (1.7%)
Wal-Mart de Mexico
  Series V                                  1,514,412                6,777,897

Household Durables (2.1%)
Consorcio ARA                               1,477,400                5,405,836
Urbi Desarrollos Urbanos                      439,800(b)             2,743,924
Total                                                                8,149,760

Media (1.5%)
Grupo Televisa ADR                             87,646                5,782,006

Wireless Telecommunication Services (2.9%)
America Movil ADR Series L                    520,722               11,591,272

Netherlands (1.1%)

Beverages
Efes Breweries Intl GDR                       119,769(b,d)           4,251,800

Philippine Islands (0.8%)

Diversified Telecommunication Services
Philippine Long Distance
  Telephone                                   106,960                3,095,446

Poland (1.0%)

Media
TVN                                           255,948(b)             3,845,733

Russia (4.5%)

Oil & Gas (3.3%)
LUKOIL ADR                                    261,005               10,792,557
Novatek GDR                                   115,691(b,d)           2,394,804
Total                                                               13,187,361

Wireless Telecommunication Services (1.2%)
Mobile Telesystems ADR                        128,512                4,557,036

South Africa (11.3%)

Commercial Banks (2.1%)
ABSA Group                                    202,769                2,820,643
Standard Bank Group                           510,436                5,481,303
Total                                                                8,301,946

Diversified Telecommunication Services (0.8%)
Telkom                                        161,405                3,077,264

Food & Staples Retailing (1.0%)
Massmart Holdings                             509,817                3,812,136

Metals & Mining (4.2%)
Anglo American                                250,820                6,320,186
Gold Fields                                   402,227                4,380,205
Impala Platinum Holdings                       63,183                5,845,304
Total                                                               16,545,695

Common Stocks (continued)
Issuer                                           Shares               Value(a)

South Africa (cont.)

Oil & Gas (1.7%)
Sasol                                         226,089               $6,762,795

Wireless Telecommunication Services (1.6%)
MTN Group                                     879,248                6,205,899

South Korea (15.0%)

Automobiles (1.6%)
Hyundai Motor                                  89,461                6,156,494

Commercial Banks (2.4%)
Kookmin Bank                                  104,580                5,517,828
Shinhan Financial Group                       130,060                3,923,661
Total                                                                9,441,489

Construction & Engineering (1.3%)
Hyundai Development                           189,910                5,185,478

Electric Utilities (1.4%)
Korea Electric Power                          157,350                5,465,442

Food & Staples Retailing (1.6%)
Shinsegae                                      18,076                6,370,344

Semiconductors & Semiconductor Equipment (6.7%)
Samsung Electronics                            48,150               26,392,342

Taiwan (11.9%)

Commercial Banks (0.9%)
Chinatrust Financial Holding                3,279,234                3,469,396

Computers & Peripherals (2.1%)
Acer                                        2,302,172                4,379,366
Asustek Computer                            1,402,280                3,892,342
Total                                                                8,271,708

Electronic Equipment & Instruments (2.6%)
AU Optronics                                2,921,050                4,564,052
Hon Hai Precision Industry                  1,030,000                5,783,123
Total                                                               10,347,175

Industrial Conglomerates (0.9%)
Far Eastern Textile                         4,416,000                3,570,129

Insurance (1.7%)
Cathay Financial Holding                    3,414,000                6,820,535

Semiconductors & Semiconductor Equipment (3.6%)
Taiwan Semiconductor Mfg                    8,638,089               14,408,795

Thailand (2.7%)

Commercial Banks (2.0%)
Bangkok Bank                                1,706,100                4,332,033
Kasikornbank                                2,356,000                3,388,333
Total                                                                7,720,366

Oil & Gas (0.7%)
PTT Public                                    529,000                2,947,358

Common Stocks (continued)
Issuer                                           Shares               Value(a)

Turkey (1.5%)

Beverages (--%)
Anadolu Efes Biracilik ve
  Malt Sanayil                                      1                      $12

Commercial Banks (0.8%)
Akbank                                        542,947                2,966,431

Household Durables (0.7%)
Arcelik                                       504,569                3,056,961

Total Common Stocks
(Cost: $305,908,655)                                              $372,143,488

Preferred Stocks (2.9%)(c)
Issuer                                           Shares               Value(a)

Brazil
Banco Bradesco                                193,986               $6,787,062
Banco Itau Holding Financeira                  25,080                4,756,552

Total Preferred Stocks
(Cost: $8,369,920)                                                 $11,543,614

Short-Term Securities (0.7%)
Issuer                 Effective                 Amount               Value(a)
                         yield                 payable at
                                                maturity

U.S. Government Agencies
Federal Home Loan Bank Disc Nt
  08-17-05                3.26%            $1,400,000               $1,397,599
Federal Natl Mtge Assn Disc Nt
  08-01-05                3.06              1,200,000                1,199,694

Total Short-Term Securities
(Cost: $2,597,521)                                                  $2,597,293

Total Investments in Securities
(Cost: $316,876,096)(e)                                           $386,284,395

See accompanying notes to investments in securities.
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

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $15,687,367 or 4.0% of net assets.

(e) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $316,876,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $71,093,000

      Unrealized depreciation                                       (1,685,000)

      Net unrealized appreciation                                  $69,408,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

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                                                              S-6354-80 D (9/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                    AXP(R) THREADNEEDLE GLOBAL BALANCED FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Threadneedle Global Balanced Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (66.0%)(c)
Issuer                                         Shares                 Value(a)

Brazil (0.8%)

Energy (0.4%)
Petroleo Brasileiro ADR                         8,994                 $472,815

Metals & Mining (0.4%)
Cia Vale do Rio Doce ADR                       17,004                  473,561

Canada (1.6%)

Diversified Financial Services (0.4%)
TSX Group                                      16,976                  519,863

Metals & Mining (0.4%)
Cameco                                          9,300                  436,847

Oil & Gas (0.8%)
EnCana                                         23,938                  987,132

Czechoslovakia Federated  Republic (0.2%)

Pharmaceuticals
Zentiva GDR                                     6,965(b,d)             255,239

France (3.8%)

Automobiles (0.5%)
Renault                                         6,630                  606,746

Commercial Banks (0.3%)
BNP Paribas                                     5,513                  397,632

Diversified Telecommunication Services (0.5%)
France Telecom                                 19,252                  593,860

Electrical Equipment (0.6%)
Schneider Electric                              8,422                  660,448

Energy Equipment & Services (--%)
Gaz de France                                   1,572(b)                51,607

Oil & Gas (0.8%)
Total                                           3,703                  925,901

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (cont.)

Pharmaceuticals (1.1%)
Sanofi-Aventis                                 14,721               $1,270,579

Germany (1.5%)

Multi-Utilities & Unregulated Power (0.9%)
RWE                                            16,166                1,078,085

Thrifts & Mortgage Finance (0.6%)
Hypo Real Estate Holding                       16,405                  666,817

Greece (0.4%)

Construction Materials
TITAN Cement                                   15,000                  507,152

Hong Kong (3.1%)

Multiline Retail (0.3%)
Lifestyle Intl Holdings                       233,500                  412,016

Real Estate (1.9%)
Henderson Land Development                    110,000                  554,375
New World Development                         848,600                1,129,868
Sun Hung Kai Properties                        47,000                  483,484
Total                                                                2,167,727

Specialty Retail (0.9%)
Esprit Holdings                               151,500                1,126,050

India (0.8%)

Commercial Banks
State Bank of India GDR                        21,600                1,010,880

Ireland (0.4%)

Commercial Banks
Anglo Irish Bank                               32,418                  433,942

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Italy (0.6%)

Oil & Gas
Eni                                            23,639                 $669,633

Japan (7.8%)

Automobiles (0.4%)
Honda Motor                                     9,100                  468,590

Capital Markets (0.2%)
Matsui Securities                              31,700                  285,042

Commercial Banks (1.5%)
Bank of Yokohama                               87,000                  491,452
Chiba Bank                                     52,000                  334,796
Mitsubishi Tokyo Financial Group                   81                  674,935
UFJ Holdings                                       46(b)               236,758
Total                                                                1,737,941

Construction & Engineering (0.4%)
Nishimatsu Construction                        99,000                  354,783
Okumura                                        32,000                  176,808
Total                                                                  531,591

Consumer Finance (0.4%)
Aiful                                           6,400                  460,667

Electronic Equipment & Instruments (0.9%)
Hoya                                            5,400                  664,479
Keyence                                         1,500                  359,254
Total                                                                1,023,733

Household Durables (0.7%)
Daito Trust Construction                       13,200                  486,366
Daiwa House Industry                           31,000                  346,822
Total                                                                  833,188

Insurance (0.3%)
T&D Holdings                                    8,650                  408,914

See accompanying notes to investments in securities.

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

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Internet Software & Services (0.2%)
eAccess                                           341                 $235,276

Machinery (1.6%)
Amada                                         112,000                  797,903
Komatsu                                       105,000                  985,891
Total                                                                1,783,794

Office Electronics (0.5%)
Canon                                          13,100                  644,370

Oil & Gas (0.4%)
Nippon Oil                                     77,000                  525,817

Real Estate (0.3%)
Mitsui Fudosan                                 27,000                  306,418

Mexico (0.2%)

Wireless Telecommunication Services
America Movil ADR Series L                     12,174                  270,993

Netherlands (1.0%)

Food Products (0.6%)
Royal Numico                                   18,775(b)               791,542

Media (0.4%)
VNU                                            16,236                  465,007

Russia (0.6%)

Wireless Telecommunication Services
Mobile Telesystems ADR                         20,765                  736,327

Singapore (0.5%)

Real Estate
City Developments                             124,000                  643,486

South Africa (0.3%)

Food & Staples Retailing
Massmart Holdings                              47,363                  354,155

South Korea (2.6%)

Chemicals (0.4%)
Hanwha Chemical                                36,110                  434,120

Construction & Engineering (0.7%)
Hyundai Development                            29,000                  791,843

Metals & Mining (0.5%)
POSCO                                           3,059                  608,557

Semiconductors & Semiconductor Equipment (1.0%)
Samsung Electronics                             2,419                1,325,920

Spain (0.3%)

IT Services
Indra Sistemas                                 21,081                  418,183

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Sweden (0.4%)

Communications Equipment
Telefonaktiebolaget LM
  Ericsson Cl B                               125,557                 $429,906

Switzerland (3.4%)

Biotechnology (0.3%)
Actelion                                        2,854(b)               306,134

Capital Markets (0.8%)
UBS                                            12,198                  999,495

Food Products (0.7%)
Nestle                                          2,988                  820,301

Health Care Equipment & Supplies (0.5%)
Nobel Biocare Holding                           2,618                  551,841

Pharmaceuticals (1.1%)
Roche Holding                                  10,392                1,409,390

Taiwan (0.4%)

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Mfg                      266,252                  444,123

United Kingdom (5.8%)

Capital Markets (0.5%)
3i Group                                       49,531                  617,853

Chemicals (0.4%)
BOC Group                                      23,831                  452,107

Commercial Banks (0.5%)
Standard Chartered Bank                        32,267                  628,500

Electric Utilities (0.5%)
British Energy Group                           83,491(b)               630,554

Food & Staples Retailing (0.7%)
Tesco                                         138,692                  792,667

Food Products (0.7%)
Cadbury Schweppes                              86,599                  831,164

Insurance (0.5%)
Britannic Group                                51,740                  567,777

Media (0.3%)
Reuters Group                                  48,919                  332,194

Metals & Mining (0.5%)
BHP Billiton                                   38,703                  549,908

Oil & Gas (0.5%)
BP                                             54,061                  594,587

Wireless Telecommunication Services (0.7%)
O2                                            137,788(b)               337,230
Vodafone Group                                238,585                  614,538
Total                                                                  951,768

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United States (29.5%)

Beverages (0.7%)
PepsiCo                                        14,753                 $804,481

Biotechnology (0.9%)
Amgen                                           9,165(b)               730,909
ViroPharma                                     29,141(b)               337,744
Total                                                                1,068,653

Capital Markets (1.1%)
Bear Stearns Companies                          4,575                  467,153
Goldman Sachs Group                             3,668                  394,237
Lehman Brothers Holdings                        4,051                  425,882
Total                                                                1,287,272

Commercial Banks (0.6%)
Bank of America                                16,019                  698,428

Communications Equipment (0.4%)
Cisco Systems                                  23,664(b)               453,165

Computers & Peripherals (0.8%)
Dell                                           24,697(b)               999,488

Diversified Financial Services (1.3%)
Citigroup                                      34,557                1,503,230
Intl Securities Exchange                        1,069(b)                25,570
Total                                                                1,528,800

Electric Utilities (0.5%)
Edison Intl                                    13,725                  561,078

Food & Staples Retailing (1.3%)
CVS                                            21,666                  672,296
Walgreen                                       17,483                  836,736
Total                                                                1,509,032

Food Products (0.2%)
WM Wrigley Jr                                   4,041                  287,477

Health Care Equipment & Supplies (1.0%)
St. Jude Medical                               16,154(b)               765,862
Zimmer Holdings                                 5,112(b)               421,024
Total                                                                1,186,886

Health Care Providers & Services (1.4%)
DaVita                                         12,842(b)               606,656
Laboratory Corp of  America Holdings            8,242(b)               417,622
WellPoint                                       9,750(b)               689,715
Total                                                                1,713,993

Hotels, Restaurants & Leisure (0.7%)
Carnival Unit                                  14,970                  784,428

Household Durables (0.8%)
Mohawk Inds                                     4,927(b)               432,689
Tempur-Pedic Intl                              27,360(b)               470,865
Total                                                                  903,554

Household Products (0.4%)
Procter & Gamble                                7,941                  441,758

Industrial Conglomerates (1.0%)
General Electric                               33,285                1,148,333

See accompanying notes to investments in securities.
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

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United States (cont.)

Insurance (1.3%)
American Intl Group                            15,473                 $931,474
Genworth Financial Cl A                        21,694                  680,324
Total                                                                1,611,798

Internet Software & Services (0.7%)
Google Cl A                                     2,908(b)               836,806

Media (0.9%)
Dex Media                                      29,662                  745,999
Lamar Advertising Cl A                          7,066(b)               310,975
Total                                                                1,056,974

Metals & Mining (0.3%)
Massey Energy                                   9,331                  403,566

Multiline Retail (0.4%)
Dillard's Cl A                                 18,628                  425,836

Oil & Gas (3.1%)
Chevron                                         5,192                  301,188
EOG Resources                                  13,492                  824,360
Exxon Mobil                                     7,743                  454,901
Forest Oil                                     14,925(b)               668,043
Ultra Petroleum                                17,620(b)               668,150
Valero Energy                                   9,847                  815,135
Total                                                                3,731,777

Pharmaceuticals (2.0%)
Abbott Laboratories                            14,225                  663,312
Johnson & Johnson                              23,584                1,508,432
Pfizer                                          9,372                  248,358
Total                                                                2,420,102

Road & Rail (0.3%)
Norfolk Southern                               10,322                  384,082

Semiconductors & Semiconductor Equipment (0.5%)
Intel                                          21,837                  592,656

Software (3.0%)
Adobe Systems                                  21,644                  641,528
Autodesk                                       15,447                  528,133
Microsoft                                      68,715                1,759,791
Oracle                                         51,755(b)               702,833
Total                                                                3,632,285

Specialty Retail (1.7%)
Home Depot                                     35,228                1,532,770
Staples                                        20,090                  457,449
Total                                                                1,990,219

Tobacco (0.8%)
Altria Group                                   14,992                1,003,864

Wireless Telecommunication Services (1.4%)
American Tower Cl A                            43,757(b)             1,005,536
SpectraSite                                     8,890(b)               726,313
Total                                                                1,731,849

Total Common Stocks
(Cost: $64,612,074)                                                $78,918,915

Preferred Stock & Other (0.7%)(c)
Issuer                                         Shares                 Value(a)

Germany
Porsche                                           965                 $765,107

Singapore
City Development
  Warrants                                     12,600(b,e)              47,329

Total Preferred Stock & Other
(Cost: $464,436)                                                      $812,436

Bonds (29.7%)(c)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Australia (0.3%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00%               500,000                 $401,937

Austria (1.3%)
Oesterreichische Kontrollbank
  (Japanese Yen)
   03-22-10               1.80            160,000,000                1,512,611

Belgium (0.8%)
Govt of Belgium
  (European Monetary Unit)
   12-24-12               8.00                600,000                  966,437

Canada (1.5%)
Govt of Canada
  (Canadian Dollar)
   09-01-08               4.25              1,600,000                1,347,273
Province of British Columbia
  (Canadian Dollar)
   12-01-06               5.25                500,000                  420,471
Total                                                                1,767,744

Denmark (0.2%)
Realkredit Danmark
  (Danish Krone)
   01-01-08               4.00              1,720,000                  289,791

France (1.8%)
French Treasury Note
  (European Monetary Unit)
   07-12-08               3.00                300,000                  369,873
Govt of France
  (European Monetary Unit)
   04-25-13               4.00                500,000                  644,923
   10-25-14               4.00                930,000                1,197,334
Total                                                                2,212,130

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Germany (5.2%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00%               850,000(d)            $1,121,927
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-05-06               6.00                700,000                  862,267
   07-04-08               4.75                725,000                  936,851
   07-04-09               4.50                 85,000                  110,625
   07-04-10               5.25                850,000                1,151,508
   06-20-16               6.00                434,598                  655,377
   07-04-27               6.50                400,000                  688,243
Rheinische Hypothekenbank
  (European Monetary Unit)
   09-24-08               4.25                550,000                  702,291
Total                                                                6,229,089

Greece (4.1%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75              2,000,000                2,436,593
   04-18-08               3.50                100,000                  124,570
   04-20-09               3.50                800,000                  999,703
   05-20-13               4.60                400,000                  531,287
   10-22-22               5.90                500,000                  762,603
Total                                                                4,854,756

Italy (4.0%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-09               4.25                400,000                  516,524
   08-01-11               5.25                200,000                  273,450
   08-01-13               4.25                600,000                  781,897
   08-01-14               4.25                720,000                  936,883
   08-01-15               3.75                200,000                  249,176
   02-01-20               4.50                350,000                  461,592
   11-01-29               5.25                600,000                  871,383
   08-01-34               5.00                500,000                  709,624
Total                                                                4,800,529

Japan (2.5%)
Govt of Japan
  (Japanese Yen)
   03-20-09               0.60             45,000,000                  403,967
   06-22-09               1.40             20,000,000                  185,027
   12-21-09               1.70            137,000,000                1,285,894
   06-20-13               0.50            134,000,000                1,145,445
Total                                                                3,020,333

Netherlands (0.6%)
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00                500,000                  682,561

Norway (0.3%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00              2,100,000                  369,854

See accompanying notes to investments in securities.
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Bonds (continued)
Issuer                  Coupon                Principal                Value(a)
                         rate                  amount

Poland (0.2%)
Republic of Poland
  (Polish Zloty)
   03-24-10               5.75%               655,000                 $201,548

Supra-National (0.4%)
Intl Bank Reconstruction & Development
  (Japanese Yen)
   02-18-08               2.00             55,000,000                  513,897

Sweden (0.3%)
Govt of Sweden
  (Swedish Krona)
   08-15-07               8.00              2,250,000                  324,123

United Kingdom (1.4%)
Greater Beijing First Expressways
  Sr Nts
   06-15-07               9.50                170,000(b,e,f)                --
United Kingdom Treasury
  (British Pound)
   07-12-11               9.00                410,000                  897,965
   09-27-13               8.00                340,000                  749,598
Total                                                                1,647,563

Bonds (continued)
Issuer                  Coupon                Principal                Value(a)
                         rate                  amount

United States (4.7%)
ConocoPhillips
   03-15-28               7.13%              $200,000                 $213,711
Federal Natl Mtge Assn
   07-15-08               3.88                700,000                  691,695
   05-15-10               4.13                415,000                  410,286
U.S. Treasury
   07-31-06               2.75              1,000,000                  988,828
   02-15-07               2.25                500,000                  487,305
   02-15-09               3.00                500,000                  481,875
   11-15-12               4.00                200,000                  197,742
   08-15-14               4.25                508,000                  506,909
   08-15-20               8.75                400,000                  584,031
   02-15-23               7.13                100,000                  130,887
   02-15-26               6.00                469,000                  558,476
   02-15-31               5.38                 50,000                   56,816
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63                366,548(g)               358,376
Total                                                                5,666,937

Total Bonds
(Cost: $33,988,817)                                                $35,461,840

Short-Term Security (2.6%)
Issuer                 Effective               Amount                  Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
CAFCO LLC
   08-01-05               3.30%            $3,100,000               $3,099,148

Total Short-Term Security
(Cost: $3,099,432)                                                  $3,099,148

Total Investments in Securities
(Cost: $102,164,759)(h)                                           $118,292,339

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $1,377,166 or 1.2% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               dates
      City Development
        Warrants                             05-04-04                  $    --
      Greater Beijing First Expressways
        9.50% Sr Nts 2007                    06-12-97                   51,391

(f)   Negligible market value.

(g) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $102,165,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $17,508,000
      Unrealized depreciation                                       (1,381,000)
                                                                    ----------
      Net unrealized appreciation                                  $16,127,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
5 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

                                                             S-6352-80 D (9/05)

                     AXP(R) THREADNEEDLE GLOBAL EQUITY FUND

                           A FEEDER FUND INVESTING IN

                             WORLD GROWTH PORTFOLIO

                       PORTFOLIO HOLDINGS AT JULY 31, 2005

Investments in Securities

World Growth Portfolio

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.8%)(c)
Issuer                                         Shares                 Value(a)

Brazil (1.8%)

Energy (0.6%)
Petroleo Brasileiro ADR                        59,394              $3,122,343

Metals & Mining (1.2%)
Cia Vale do Rio Doce ADR                      226,892               6,318,943

Canada (3.7%)

Airlines (0.7%)
ACE Aviation Holdings Cl A                    114,100(b)            3,557,526

Metals & Mining (0.5%)
Cameco                                         60,800               2,855,946

Oil & Gas (2.5%)
EnCana                                        168,840               6,962,460
Suncor Energy                                 126,013               6,162,036
Total                                                              13,124,496

Czechoslovakia
Federated Republic (0.3%)

Pharmaceuticals
Zentiva GDR                                    44,801(b,d)          1,641,773

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (6.0%)

Automobiles (0.4%)
Renault                                        22,556              $2,064,218

Commercial Banks (0.5%)
BNP Paribas                                    35,490               2,559,762

Diversified Telecommunication Services (0.8%)
France Telecom                                130,000               4,010,068

Electrical Equipment (0.7%)
Schneider Electric                             49,686               3,896,347

Energy Equipment & Services (0.1%)
Gaz de France                                   9,968(b)              327,240

Metals & Mining (0.5%)
Arcelor                                       132,487               2,840,772

Oil & Gas (1.4%)
Total                                          28,518               7,130,663

Pharmaceuticals (1.6%)
Sanofi-Aventis                                100,000               8,631,067

Germany (1.5%)

Multi-Utilities & Unregulated Power (0.6%)
RWE                                            49,900               3,327,752

Thrifts & Mortgage Finance (0.9%)
Hypo Real Estate Holding                      110,000               4,471,187

Greece (1.0%)

Construction Materials
TITAN Cement                                  153,130               5,177,344

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Hong Kong (6.3%)

Multiline Retail (0.8%)
Lifestyle Intl Holdings                     2,247,500              $3,965,763

Real Estate (3.3%)
Henderson Land  Development                 1,146,000               5,775,580
New World Development                       4,980,600               6,631,423
Sun Hung Kai Properties                       510,000               5,246,312
Total                                                              17,653,315

Specialty Retail (2.2%)
Esprit Holdings                               929,500               6,908,668
Giordano Intl                               5,812,000               4,336,588
Total                                                              11,245,256

India (0.8%)

Commercial Banks
State Bank of India GDR                        87,394               4,090,039

Italy (1.0%)

Oil & Gas
Eni                                           193,225               5,473,572

Japan (16.1%)

Automobiles (0.7%)
Honda Motor                                    70,700               3,640,581

Capital Markets (0.5%)
Kobayashi Yoko                                 22,100                 357,339
Matsui Securities                             229,800(e)            2,066,329
Total                                                               2,423,668

Commercial Banks (2.5%)
Bank of Yokohama                              610,000               3,445,809
Chiba Bank                                    618,000               3,978,920
Mitsubishi Tokyo Financial  Group                 653               5,441,137
Total                                                              12,865,866

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

Japan (cont.)

Construction & Engineering (0.7%)
Nishimatsu Construction                       690,000              $2,472,731
Okumura                                       209,000               1,154,776
Total                                                               3,627,507

Consumer Finance (0.7%)
Aiful                                          54,000               3,886,877

Electronic Equipment & Instruments (1.9%)
Hoya                                           38,400               4,725,179
Keyence                                        20,900               5,005,611
Total                                                               9,730,790

Household Durables (2.4%)
Daito Trust Construction                      137,300               5,058,937
Daiwa House Industry                          319,000               3,568,912
GOLD CREST                                     66,230               3,970,669
Total                                                              12,598,518

Insurance (0.5%)
T&D Holdings                                   55,800               2,637,849

Internet Software & Services (0.6%)
eAccess                                         4,857               3,351,134

Machinery (2.3%)
Amada                                         882,000               6,283,488
Komatsu                                       629,000               5,905,957
Total                                                              12,189,445

Metals & Mining (0.7%)
Nisshin Steel                               1,488,000               3,667,928

Office Electronics (0.9%)
Canon                                          97,100               4,776,209

Oil & Gas (1.0%)
Nippon Oil                                    749,000               5,114,764

Real Estate (0.7%)
Mitsui Fudosan                                328,000               3,722,406

Netherlands (0.8%)

Food Products
Royal Numico                                  100,070(b)            4,218,887

Russia (1.0%)

Wireless Telecommunication Services
Mobile Telesystems ADR                        154,583               5,481,513

South Africa (0.7%)

Food & Staples Retailing
Massmart Holdings                             485,061               3,627,024

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

South Korea (4.5%)

Chemicals (0.5%)
Hanwha Chemical                               200,000              $2,404,433

Construction & Engineering (0.9%)
Hyundai Development                           180,880               4,938,914

Metals & Mining (1.1%)
POSCO                                          28,616               5,692,858

Semiconductors & Semiconductor Equipment (2.0%)
Samsung Electronics                            18,695              10,247,245

Sweden (1.1%)

Communications Equipment
Telefonaktiebolaget LM
  Ericsson Cl B                             1,650,539               5,651,428

Switzerland (5.4%)

Capital Markets (2.0%)
UBS                                           125,105              10,251,014

Food Products (0.5%)
Nestle                                          9,228               2,533,380

Health Care Equipment & Supplies (0.8%)
Nobel Biocare Holding                          21,063               4,439,815

Pharmaceuticals (2.1%)
Roche Holding                                  80,618              10,933,621

Taiwan (0.5%)

Real Estate
Hung Poo Real Estate
  Development                               3,778,000               2,773,258

United Kingdom (5.4%)

Capital Markets (0.4%)
3i Group                                      180,271               2,248,712

Commercial Banks (0.8%)
Standard Chartered Bank                       205,546               4,003,647

Electric Utilities (0.5%)
British Energy Group                          350,000(b)            2,643,325

Food & Staples Retailing (1.3%)
Tesco                                       1,267,974               7,246,855

Food Products (1.1%)
Cadbury Schweppes                             584,861               5,613,409

Metals & Mining (0.5%)
BHP Billiton                                  170,185               2,418,059

Wireless Telecommunication Services (0.8%)
Vodafone Group                              1,545,044               3,979,665

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United States (38.9%)

Beverages (0.5%)
PepsiCo                                        46,676              $2,545,242

Biotechnology (1.4%)
Amgen                                          67,935(b)            5,417,817
Myogen                                        161,959(b)            1,771,831
Total                                                               7,189,648

Capital Markets (1.8%)
Bear Stearns Companies                         37,617               3,841,072
Goldman Sachs Group                            23,250               2,498,910
Lehman Brothers Holdings                       26,786               2,816,012
Total                                                               9,155,994

Commercial Banks (0.9%)
Bank of America                               108,825               4,744,770

Computers & Peripherals (1.4%)
Dell                                          187,080(b)            7,571,128

Diversified Financial Services (1.5%)
Citigroup                                     174,564               7,593,534

Energy Equipment & Services (0.6%)
ENSCO Intl                                     79,602               3,214,329

Food & Staples Retailing (1.7%)
CVS                                           113,724               3,528,856
Walgreen                                      108,010               5,169,358
Total                                                               8,698,214

Health Care Equipment & Supplies (2.3%)
St. Jude Medical                              115,059(b)            5,454,947
Thermo Electron                                94,750(b)            2,829,235
Zimmer Holdings                                44,678(b)            3,679,680
Total                                                              11,963,862

Health Care Providers & Services (2.7%)
DaVita                                         71,672(b)            3,385,785
Laboratory Corp of America  Holdings           64,205(b)            3,253,267
WellPoint                                     104,108(b)            7,364,601
Total                                                              14,003,653

Household Durables (0.7%)
Tempur-Pedic Intl                             212,570(b)            3,658,330

Insurance (1.9%)
American Intl Group                            97,213               5,852,223
Genworth Financial Cl A                       130,693               4,098,532
Total                                                               9,950,755

Internet Software & Services (1.0%)
Google Cl A                                    17,857(b)            5,138,530

Media (1.1%)
Dex Media                                     229,586               5,774,088

Metals & Mining (0.5%)
Massey Energy                                  64,613               2,794,512

Multiline Retail (0.7%)
Dillard's Cl A                                150,629               3,443,379

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

United States (cont.)

Oil & Gas (3.7%)
Anadarko Petroleum                             47,822              $4,225,074
EOG Resources                                  70,052               4,280,177
Forest Oil                                    105,453(b)            4,720,076
Ultra Petroleum                                75,888(b)            2,877,673
Valero Energy                                  42,181               3,491,743
Total                                                              19,594,743

Pharmaceuticals (2.8%)
Abbott Laboratories                           113,775               5,305,328
Johnson & Johnson                             142,325               9,103,106
Total                                                              14,408,434

Software (4.6%)
Adobe Systems                                 112,320               3,329,165
Autodesk                                       93,844               3,208,526
Microsoft                                     495,744              12,696,004
Oracle                                        373,127(b)            5,067,065
Total                                                              24,300,760

Specialty Retail (4.0%)
Blockbuster Cl A                              379,128               3,287,040
Home Depot                                    302,863              13,177,569
Staples                                       185,069               4,214,010
Total                                                              20,678,619

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United States (cont.)

Tobacco (1.3%)
Altria Group                                  103,881              $6,955,872

Wireless Telecommunication Services (1.8%)
American Tower Cl A                           180,653(b)            4,151,406
SpectraSite                                    65,934(b)            5,386,807
Total                                                               9,538,213

Total Common Stocks
(Cost: $440,910,193)                                             $505,982,605

Preferred Stock (1.0%)(c)
Issuer                                         Shares                 Value(a)

Germany

Porsche                                         6,537              $5,182,904

Total Preferred Stock
(Cost: $3,369,108)                                                 $5,182,904

Short-Term Securities (2.0%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (0.3%)
Federal Natl Mtge Assn Disc Nt
  09-07-05                3.26%            $1,600,000              $1,594,222

Commercial Paper (1.7%)
HSBC Finance
  08-01-05                3.31%             8,900,000               8,897,545

Total Short-Term Securities
(Cost: $10,492,730)                                               $10,491,767

Total Investments in Securities
(Cost: $454,772,031)(g)                                          $521,657,276

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $1,641,773 or 0.3% of net assets.

(e)   At July 31, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2% of net assets. 1.8% of net assets is the Portfolio's cash equivalent position.

(g) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $454,772,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $73,976,000
      Unrealized depreciation                                      (7,091,000)
                                                                   ----------
      Net unrealized appreciation                                 $66,885,000
                                                                  -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

                                                              S-6334-80 D (9/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Global Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 27, 2005